Redeemable Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																				12 Months Ended
	Dec. 12, 2024 shares	Dec. 10, 2024 shares	Nov. 15, 2024 shares	Oct. 15, 2024 shares	Oct. 08, 2024 shares	Oct. 07, 2024 shares	Aug. 12, 2024 shares	Jul. 24, 2023 shares	Jul. 19, 2023 shares	Mar. 03, 2023 shares	Feb. 10, 2023 shares	Dec. 08, 2022 shares	Oct. 08, 2019 CNY (¥) shares	Jun. 30, 2015 CNY (¥) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 12, 2014 CNY (¥) shares	Jun. 12, 2014 USD ($) $ / shares shares	Oct. 25, 2013 CNY (¥) shares	Oct. 25, 2013 USD ($) $ / shares shares	Dec. 31, 2024 Item	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Redeemable Convertible Preferred Shares [Line Items]
Number of rounds of financing by issuing preferred shares (in Item) | Item																				4
Share issue							5,625				375
Preferred share																				150.00%
Convertible ordinary share																					1	1	1
Liquidation preference, percentage of original issue price																				150.00%
Series A preferred shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Share issue																		259,257,900	259,257,900
Series A-1 preferred shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Share issue																		111,110,000	111,110,000
Shares repurchased														9,007,682	9,007,682
Total consideration on shares repurchased														¥ 42,000	$ 7,000
Series A-2 preferred shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Share issue																		148,147,900	148,147,900
Share price (in Dollars per share) | $ / shares																			$ 0.07
Total consideration on shares issued																		¥ 58,980	$ 9,830
Series B Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Share issue																177,834,496	177,834,496
Share price (in Dollars per share) | $ / shares																	$ 0.25
Total consideration on shares issued																¥ 276,764	$ 45,000
Outstanding share percentage																				75.00%
Series C Preferred Stock [Member]
Redeemable Convertible Preferred Shares [Line Items]
Share issue														286,959,017	286,959,017
Share price (in Dollars per share) | $ / shares															$ 0.78
Total consideration on shares issued														¥ 1,364,046	$ 223,000
Shares repurchased														29,596,670	29,596,670
Total consideration on shares repurchased														¥ 140,612	$ 23,000
Class A Ordinary Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Share issue			2,521,616	1,933,828	661,232		5,625	5,625	4,285,711,875	120,811,500		375,000,000
Shares repurchased	10,000	3,910,696				661,232
Class A Ordinary Shares [Member] | Greyhound Investment Ltd [Member]
Redeemable Convertible Preferred Shares [Line Items]
Options granted													172,908,894
Grant date fair value of stock options granted (in Yuan Renminbi) | ¥													¥ 642,174